Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
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Earnings per share

Detail of earnings per share

	For the year ended December 31,
	2021	2022	2023

Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(114,197)	(106,139)	(101,059)
Net income (loss) attributable to shareholders of Cellectis from discontinued operations ($ in thousands)	(17,448)	(7,451)	15,776
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	44,820,279	45,547,359	57,012,815
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic and diluted net income (loss) attributable to shareholders of Cellectis, per share ($ /share)	(2.55)	(2.33)	(1.77)
Basic and diluted net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	(0.39)	(0.16)	0.28